Investments - Proceeds, Gross Realized Gains and Gross Realized Losses From Sales and Maturities Available-For-Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Available For Sale Securities [Abstract]
Proceeds	$ 12,978	$ 43,959	$ 191,298
Gross Realized Losses	$ (326)